NOTE 4 - ACQUISITION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
NOTE 4 - ACQUISITION - Schedule of Assets Acquired and Liabilities Assumed

Total purchase price	$180,000
Cash	135,781
Other current assets	953
Property and equipment	34,075
Intangible asset	21,875
Total identifiable assets	192,684
Accounts payable	(100)
Total liabilities assumed	(100)
Net assets	192,584
Non-controlling interest	94,366
Total net assets	98,218
Goodwill	$81,782

NOTE 4 - ACQUISITIONS - Schedule of Combnined Pro Forma Results of Operations

	Six Months Ended
	June 30,
	2022	2021
Revenues	$47,228,496	$38,791,210
Cost of revenues	46,061,883	37,528,152
Gross profit	1,166,613	1,263,058

Operating expenses	3,066,379	3,327,710
Operating loss	(1,899,766)	(2,064,652)

Other expense	(6,572)	(825,518)

Net Loss	$(1,906,338)	$(2,890,170)

December 31,
2020
Revenues	$55,784,168
Cost of revenues	54,631,017
Gross profit	1,153,151

Operating expenses	4,224,903
Operating loss	(3,071,752)

Other expense	(3,487,315)
Net Loss	$(6,559,067)